Income Taxes (Tables)	12 Months Ended
Mar. 01, 2014
Operating Loss Carryforwards and Tax Credits [Table Text Block]
As at March 1, 2014, the Company has the following net operating loss carryforwards and tax credits which are not recognized for accounting purposes and are scheduled to expire in the following years:

Year of Expiry	Net Operating Losses	Capital Losses	Research and Development Tax Credits	Minimum Taxes
2026	$4	$—	$—	$—
2029	16	—	—	—
2030	—	—	1	—
2031	28	—	1	120
2032	2	—	—	—
2033	—	—	32	—
2034	—	—	29	—
Indefinite	—	6	—	—
	$50	$6	$63	$120

Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax
The difference between the amount of the provision for income taxes and the amount computed by multiplying income from continuing operations before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Statutory Canadian tax rate	26.6%	26.6%	28.0%
Expected provision for (recovery of) income taxes from continuing operations	$(1,908)	$(324)	$425
Differences in income taxes resulting from:
Valuation allowance	781	—	—
Investment tax credits	(77)	(127)	(138)
Canadian tax rate differences	(82)	(125)	(21)
Change in unrecognized income tax benefits	—	(116)	—
Non-deductible goodwill impairment	—	84	90
Foreign tax rate differences	(10)	6	12
Other differences	(15)	10	(21)
	$(1,311)	$(592)	$347

Income (Loss) from Continuing Operations Before Income Taxes

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Income (loss) from continuing operations before income taxes:
Canadian	$(7,212)	$(1,365)	$1,272
Foreign	28	145	246
	$(7,184)	$(1,220)	$1,518

Provision for Income Taxes from Continuing Operations
The provision for (recovery of) income taxes from continuing operations consists of the following:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Current
Canadian	$(1,203)	$(760)	$176
Foreign	77	88	181
Deferred
Canadian	(184)	68	34
Foreign	(1)	12	(44)
	$(1,311)	$(592)	$347

Components of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	March 1, 2014	March 2, 2013
Assets
Property, plant and equipment	$430	$—
Non-deductible reserves	120	182
Minimum taxes	120	—
Convertible debenture (see note 8)	95	—
Research and development	41	—
Tax loss carryforwards	25	28
Other	25	2
Deferred income tax assets	856	212

Valuation allowance	783	—
Deferred income tax assets net of valuation allowance	73	212

Liabilities
Property, plant and equipment	—	(287)
Research and development	—	(31)
Withholding tax on unremitted earnings	(32)	—
Deferred income tax liabilities	(32)	(318)
Net deferred income tax asset/(liability)	$41	$(106)
Deferred income tax asset - current	$73	$139
Deferred income tax liability - long-term	(32)	(245)
	$41	$(106)

Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	March 1, 2014	March 2, 2013	March 3, 2012
Unrecognized income tax benefits, opening balance	$29	$146	$164
Increase for income tax positions of prior years	5	9	15
Increase for income tax positions of current year	—	2	—
Settlement of tax positions	(23)	(152)	(8)
Expiration of statute of limitations	—	—	(24)
Other	(3)	24	(1)
Unrecognized income tax benefits, ending balance	$8	$29	$146

Summary of Open Tax Years by Major Jurisdiction
A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2009 - 2014
United States(2)	Fiscal 2012 - 2014
United Kingdom	Fiscal 2011 - 2014
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(1)Includes federal as well as provincial and state jurisdictions, as applicable.
(2)Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2010 through fiscal 2014.